Operating Leases (Tables)	12 Months Ended
Dec. 31, 2014
Operating Leases [Abstract]
Schedule of Rent Expense
Year ended December 31, 2015	$62,418
Year ended December 31, 2016	57,217
Total lease commitment	$119,635